TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2025
TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY
6.	TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY

The Company has shares reserved and available for future issuance of common stock as follows as of September 30, 2025:

September 30,
2025
Warrants	107,813
Awards outstanding under the 2017 and 2007 Equity Incentive Plans	5,856,563
Awards outstanding under the 2024 Equity Plan	1,315,430
Shares available for future issuance under the convertible debt note	6,477,174
Shares available for future issuance under equity line-of-credit agreement	4,562,859
Shares available for future issuance under the 2024 Equity Incentive Plan	1,218,964
Shares authorized and available for future issuance	53,978,749
Total shares reserved and available for future issuance of common stock	73,517,552

On December 6, 2024, the Company completed its IPO of 2.2 million shares of Common Stock at a price of $5.00 per share, which included 0.3 million shares sold to the underwriters pursuant to their option to purchase additional shares. After underwriting discounts and commissions of $0.8 million and offering expenses of $2.6 million, the Company received net proceeds from the IPO of $7.5 million. In connection with the IPO, 4.0 million outstanding shares of preferred stock were converted into 18.7 million shares of Common Stock.

Common Stock Purchase Agreement

On July 8, 2025, the Company entered into a Common Stock Purchase Agreement (the “ELOC Agreement”) and a Registration Rights Agreement (the “RRA”) with Tumim Stone Capital LLC (“Tumim”). Pursuant to the ELOC Agreement, the Company has the right to sell to Tumim up to the lesser of (i) $30,000,000 worth of newly issued shares (the “ELOC Shares”) of the Company’s Common Stock and (ii) the Exchange Cap (as defined below) (subject to certain conditions and limitations), from time to time during the term of the ELOC Agreement. Sales of Common Stock pursuant to the ELOC Agreement, and the timing of any sales, are solely at the option of the Company and the Company is under no obligation to sell securities pursuant to this arrangement. Shares of Common Stock may be sold by the Company pursuant to this arrangement over a period of up to 24 months after the closing of the transactions contemplated by the ELOC Agreement.

Upon the satisfaction of the conditions in the ELOC Agreement, including that a registration statement that the Company agreed to file with the SEC pursuant to the RRA is declared effective by the SEC and a final prospectus in connection therewith is filed with the SEC (such event, the “Commencement”), which occurred on August 3, 2025, the Company will have the right, but not the obligation, from time to time at its sole discretion during the term of the ELOC Agreement, to direct Tumim to purchase amounts of our Common Stock as set forth in the Purchase Agreement (each, a “Share Purchase”).

The Company will control the timing and amount of any sales of Common Stock to Tumim. Actual sales of ELOC Shares to Tumim under the ELOC Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among other things, market conditions, the trading price of the Common Stock, trading volume of the Common Stock and determinations by the Company as to the appropriate sources of funding for the Company and its operations.

The Company agreed to reimburse Tumim for the reasonable out-of-pocket expenses (including legal fees and expenses), up to a maximum of $25,000.

Under the applicable rules of The Nasdaq Stock Market LLC (“Nasdaq”), in no event may the Company issue to Tumim under the ELOC Agreement more than 19.99% of the shares of the Common Stock outstanding immediately prior to the execution of the ELOC Agreement (the “Exchange Cap”), unless the Company obtains stockholder approval to issue shares of Common Stock in excess of the Exchange Cap. Stockholder approval was subsequently obtained on October 15, 2025.

In all instances, the Company may not sell shares of our Common Stock to Tumim under the ELOC Agreement if it would result in Tumim beneficially owning more than 4.99% of the outstanding Common Stock.

The net proceeds from sales, if any, under the ELOC Agreement, will depend on the frequency and prices at which the Company sells shares of Common Stock to Tumim. To the extent the Company sells shares under the ELOC Agreement, the Company currently plans to use any proceeds therefrom for operating expenses, working capital and other general corporate purposes.

Pursuant to the terms of the RRA, the Company agreed to file with the SEC one or more registration statements on Form S-1 to register for resale under the Securities Act of 1933, as amended, the shares of our Common Stock that may be issued to Tumim under the ELOC Agreement. The ELOC Agreement and the RRA contain customary representations, warranties, conditions and indemnification obligations of the parties. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

The ELOC Agreement will automatically terminate on the earliest to occur of (i) the 24-month anniversary after July 8, 2025, (ii) the date on which Tumim has purchased the total commitment worth of shares of Common Stock, (iii) the date on which the Common Stock shall have failed to be listed or quoted on The Nasdaq Capital Market or any other “Eligible Market” (as defined in the ELOC Agreement), (iv) 30 trading days after the Company commences a voluntary bankruptcy proceeding or any person commences a proceeding against the Company, or (v) the date on which a custodian is appointed for the Company or for all or substantially all of its property, or the Company makes a general assignment for the benefit of its creditors. The Company has the right to terminate the ELOC Agreement at any time after Commencement, at no cost or penalty, upon five trading days’ prior written notice to Tumim. Neither the Company nor Tumim may assign or transfer its rights and obligations under the ELOC Agreement or the RRA, and no provision of the ELOC Agreement or the RRA may be modified or waived by the parties.

As of September 30, 2025, the total shares issued under the ELOC Agreement are 1,937,141 for total proceeds of $3.6 million.

Preferred Stock

As of September 30, 2025 and December 31, 2024, the Company was authorized to issue 5,000,000 shares of preferred stock with no shares of preferred stock designated or outstanding. As of January 1 and September 30, 2024, the Company was authorized to issue 4,014,946 shares of preferred stock with a par value of $0.00001 per share, of which 3,874,946 shares were designated as Series A preferred stock and 140,000 shares were designated as NCNV preferred stock.

As discussed below, shares of NCNV 1 and NCNV 3 preferred stock were issued in December 2023. No amounts of NCNV 1, NCNV 2, or NCNV 3 preferred stock were previously outstanding.

	NCNV Preferred		NCNV Preferred		NCNV Preferred
	Stock 1		Stock 2		Stock 3
	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2024	55,312	$55,312	—	$—	48,640	$48,640
Cancellation of NCNV 1 Preferred Stock	(562)	(562)	—	—	—	—
Issuance of NCNV 2 Preferred Stock in exchange for Debt Forgiveness	—	—	5,752	5,752	—	—
Reduction of the original issue price from $1,000 to $600 per share	—	(21,900)	—	(2,301)		(19,455)
Balance at September 30, 2024:	54,750	$32,850	5,752	$3,451	48,640	$29,185

Warrants

In connection with the IPO, the Company issued to the underwriter warrants to purchase 107,813 shares of Common Stock (including the over-allotment option exercised) at an exercise price of $7.50 per share. The warrants expire five years after the IPO in December 2029. The Company used the Black-Scholes method to determine the fair value of the warrants at the time of issuance to the underwriter and determined the warrants meet the requirements under ASC 718 to be classified as equity. The fair market value of the warrants were valued at $0.2 million at the time of issuance in December 2024.

Series A Preferred Stock

The Series A preferred stock had the following rights and privileges until all outstanding shares of the Series A preferred stock were converted into 3,874,946 shares of Common Stock as part of the Company’s IPO on December 6, 2024:

Dividend Rights

The holders of the Series A preferred stock are entitled to receive dividends at the rate of 11% per annum of the purchase price per share. The dividends accrued on a daily basis whether or not they are declared by the Board of Directors. No dividends were declared by the Board of Directors. Therefore, while the dividends were accruing on a daily basis, the Company had not recorded this as a liability on the Company’s consolidated balance sheets.

Redemption Rights (Liquidation)

In the event of certain capital transactions deemed to be a liquidation transaction, the holders of the Series A preferred stock are entitled to a per share liquidation preference, plus any declared but unpaid dividends on such shares, prior to distributions to any class of common stockholders.

Conversion Rights

Each share of Series A preferred stock could be voluntarily converted into shares of Common Stock at any time. All outstanding shares of Series A preferred stock automatically converted into Common Stock upon the closing of the IPO by dividing the original issue price, as adjusted for dividends, by the conversion price. The initial Series A preferred stock conversion price was $0.7744515 per share. The conversion price was subject to adjustment upon issuances of additional shares of Common Stock if the consideration paid per share of Common Stock was less than the conversion price in effect immediately prior to the issuance of additional shares.

Voting Rights

Holders of the Series A preferred stock were entitled to cast the number of votes equal to 100 times the number of shares of Common Stock into which the shares of Series A preferred stock could be converted. Common stockholders are entitled to one vote for each share of common stock held.

NCNV Preferred Stock

On January 11, 2024, 562 shares of NCNV 1 preferred stock were converted into NCNV 2 preferred stock and 5,752 shares of NCNV 2 preferred stock were issued in exchange for all the outstanding debt from Kuwait Investment Authority.

The New NCNV Preferred Stock had a liquidation preference senior to the Series A preferred stock and Common Stock.

The New NCNV Preferred Stock had the following rights and privileges until it was converted into 13,097,040 shares of Common Stock as part of the Company’s IPO on December 6, 2024:

Dividend Rights

The holders of the New NCNV Preferred Stock were entitled to receive dividends at the rate of 5% of the issue price per share of $1,000, prior to payment of dividends to the holders of Series A preferred stock, if declared by the Board of Directors. The dividends were non-cumulative. On July 12, 2024, the Company amended its certificate of incorporation to change the issue price per share of the NCNV Preferred Stock from $1,000 to $600.

Conversion Rights

New NCNV Preferred Stock were non-convertible other than the automatic mandatory conversion provision described above.

Voting Rights

New NCNV Preferred Stock were non-voting.